SUPPLEMENT DATED MAY 30, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES

DATED DECEMBER 19, 2012 FOR THE ADVISOR CLASS SHARES

AND JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and July 1, 2012 for all other share classes as supplemented December 19, 2012 and March 22, 2013 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (each, a PL Portfolio Optimization Fund, together, the PL Portfolio Optimization Funds) — The following is added to the “Portfolio Manager and Primary Title with Investment Adviser” table in the Fund management subsection for each PL Portfolio Optimization Fund:

Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

PL Money Market Fund — The following is added to the “Portfolio Manager and Primary Title with Investment Adviser” table in the Fund management subsection:

Michael Lonia, Associate Director and Portfolio Manager	Since 2013

Disclosure Changes to the Overview of the Share Classes section

In the Share Class Eligibility subsection, the first sentence under “Advisor Class Shares” is replaced with: Advisor Class shares are generally only available to certain employer-sponsored retirement, savings or benefit plans held in plan level or omnibus accounts and to investors who purchase through a wrap account offered through a selling group member that enters into a wrap fee program agreement with the distributor of the funds.

In the Contingent Deferred Sales Charges (CDSCs) subsection, the following is added as the last sentence of the last paragraph under “CDSC Waivers”: Please see the Distribution of Fund Shares section in the Statement of Additional Information for additional information about other CDSC waivers.

Disclosure Changes to the Purchasing Shares section

The following is added as the last sentence in the first paragraph of this section: The funds are offered only in the United States (the 50 states and the District of Columbia).

Disclosure Changes to the About the Managers section

PL Portfolio Optimization Funds — The following is added to the Pacific Life Fund Advisors LLC table:

Samuel S. Park	Investment consultant of PLFA and Pacific Life since 2008, and portfolio manager. Mr. Park joined Pacific Life in 2008 where he manages the asset allocation function related to Pacific Life Funds and Pacific Select Fund. Prior to joining Pacific Life, Mr. Park was a market research associate of Buchanan Street Partners from 2006 to 2008. He was a senior associate (from 2001 through 2006) and an analyst (from 2000 through 2001) of R.W. Wentworth & Co. From 1999 to 2000, Mr. Park was a portfolio manager assistant of ING Furman Selz Capital Management. He has a BA from Boston University.

PL Money Market Fund — The following is added to the Pacific Asset Management table:

Michael Lonia	Associate director and portfolio manager of Pacific Asset Management since 2013, and trader of Pacific Asset Management since 2007. Mr. Lonia has the responsibility of co-managing the PL Money Market Fund as well as trading responsibilities across the firm’s strategies. Prior to joining Pacific Asset Management in 2007, Mr. Lonia was a member of Pacific Life Insurance Company’s operations compliance team where he was responsible for trade reconciliation, processing various derivative products and corporate actions. Mr. Lonia has a BS from the University of Delaware.

Form No. PLFSUP0513

SUPPLEMENT DATED MAY 30, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS CLASS P SHARES

DATED DECEMBER 19, 2012 FOR THE PL FLOATING RATE INCOME FUND

AND JULY 1, 2012 FOR ALL OTHER FUNDS

This supplement revises the Pacific Life Funds Class P Shares prospectus dated December 19, 2012 for the PL Floating Rate Income Fund and July 1, 2012 for all other funds, as supplemented December 19, 2012, December 28, 2012, February 26, 2013, March 15, 2013, and May 1, 2013 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Emerging Markets Debt Fund – Information for Dr. Jerome Booth is deleted from the “Portfolio Manager and Primary Title with Management Firm” table in the Fund management subsection.

PL Small-Cap Value Fund – The following is added to the “Portfolio Manager and Primary Title with Management Firm” table in the Fund management subsection:

John R. Mowrey, Vice President and Portfolio Manager/Analyst	Since 2013

Disclosure Changes to the About the Managers section

PL Emerging Markets Debt Fund – Information for Dr. Jerome Booth is deleted from the Ashmore Investment Management Limited table.

PL Small-Cap Value Fund – The following is added to the NFJ Investment Group LLC table:

John R. Mowrey	Portfolio manager of NFJ since 2013, investment analyst of NFJ since 2013, and vice president of NFJ since 2012. Mr. Mowrey has portfolio management and research responsibilities for the NFJ international value, NFJ small cap value, NFJ global dividend value, NFJ international value II, NFJ international small cap value and NFJ emerging markets value investment strategies. He joined NFJ in 2007 as a quantitative-research assistant and product specialist. Mr. Mowrey has over 6 years of investment-industry experience. He has an MBA from Southern Methodist University and a BA from Rhodes College.

SUPPLEMENT DATED MAY 30, 2013

TO THE PL ALTERNATIVE STRATEGIES FUND PROSPECTUS

FOR PACIFIC LIFE FUNDS CLASS A, C AND ADVISOR SHARES

DATED DECEMBER 3, 2012

This supplement revises the Pacific Life Funds Class A, C and Advisor Shares prospectus dated December 3, 2012 for the PL Alternative Strategies Fund (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summary section

The following is added to the “Portfolio Manager and Primary Title with Investment Adviser” table in the Fund management subsection:

Samuel S. Park, Investment Consultant and Portfolio Manager	Since 2013

Disclosure Changes to the About the Manager section

The following is added to the Pacific Life Fund Advisors LLC table:

Samuel S. Park	Investment consultant of PLFA and Pacific Life since 2008, and portfolio manager. Mr. Park joined Pacific Life in 2008 where he manages the asset allocation function related to Pacific Life Funds and Pacific Select Fund. Prior to joining Pacific Life, Mr. Park was a market research associate of Buchanan Street Partners from 2006 to 2008. He was a senior associate (from 2001 through 2006) and an analyst (from 2000 through 2001) of R.W. Wentworth & Co. From 1999 to 2000, Mr. Park was a portfolio manager assistant of ING Furman Selz Capital Management. He has a BA from Boston University.

SUPPLEMENT DATED MAY 30, 2013

TO THE PACIFIC LIFE FUNDS

STATEMENT OF ADDITIONAL INFORMATION

Dated December 19, 2012 for Advisor Class Shares of all Funds and Class P Shares of the PL Floating Rate Income Fund, December 3, 2012 for the PL Alternative Strategies, PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds, and July 1, 2012 for all other Funds and Share Classes

This supplement revises the Pacific Life Funds Statement of Additional Information dated December 19, 2012 for Advisor Class Shares of all Funds and Class P Shares of the PL Floating Rate Income Fund, December 3, 2012 for the PL Alternative Strategies, PL Currency Strategies, PL Global Absolute Return and PL Precious Metals Funds, and July 1, 2012 for all other Funds and Share Classes, as supplemented December 19, 2012, March 15, 2013, May 1, 2013 and May 3, 2013 (together, the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are currently in effect. Remember to review the SAI for other important information.

INFORMATION ABOUT THE MANAGERS

In the Other Accounts Managed section under the Asset Based Fees table, information regarding Dr. Jerome Booth with respect to the PL Emerging Markets Debt Fund is deleted. The following information for the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund, PL Alternative Strategies Fund, PL Money Market Fund and PL Small-Cap Value Fund is added:

ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
PL Portfolio Optimization Conservative
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Portfolio Optimization Moderate-Conservative
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Portfolio Optimization Moderate
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Portfolio Optimization Moderate-Aggressive
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Portfolio Optimization Aggressive
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Alternative Strategies
Samuel S. Park[3]	None	N/A	None	N/A	None	N/A
PL Money Market
Michael Lonia[4]	1	$593,069,752	None	N/A	None	N/A
PL Small-Cap Value
John R. Mowrey[4]	12	$13,856,315,182	4	$221,427,228	23	$4,881,280,682

[3]	As of May 1, 2013, Samuel S. Park became a portfolio manager of this Fund. Other Accounts Managed information as of April 30, 2013.
[4]	Other Accounts Managed information as of March 31, 2013.